Equity method investments (Details) - Investments In Equity Method Investments - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
At 1 January	$ 27.7	$ 0.0
Funding provided by shareholder loan	25.5	30.8	$ 0.0
Net gain (loss) 49% basis	9.5	(9.0)	0.0
Guarantee provided		5.9
At 31 December	62.7	27.7	0.0
Perfomex
Schedule of Equity Method Investments [Line Items]
At 1 January	31.4	0.0
Funding provided by shareholder loan	10.8	30.7
Net gain (loss) 49% basis	5.8	0.7
Guarantee provided		0.0
At 31 December	48.0	31.4	0.0
Opex
Schedule of Equity Method Investments [Line Items]
At 1 January	(3.7)	0.0
Funding provided by shareholder loan	3.6	0.1
Net gain (loss) 49% basis	5.3	(9.7)
Guarantee provided		5.9
At 31 December	5.2	(3.7)	0.0
Akal
Schedule of Equity Method Investments [Line Items]
At 1 January	0.0	0.0
Funding provided by shareholder loan	1.7	0.0
Net gain (loss) 49% basis	(1.7)	0.0
Guarantee provided		0.0
At 31 December	0.0	0.0	0.0
Perfomex II
Schedule of Equity Method Investments [Line Items]
At 1 January	0.0	0.0
Funding provided by shareholder loan	9.4	0.0
Net gain (loss) 49% basis	0.1	0.0
Guarantee provided		0.0
At 31 December	$ 9.5	$ 0.0	$ 0.0